Consolidated Statements of Equity (FY) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2017	$ 14	$ 263,904	$ (250,464)	$ 831	$ (724)	$ 13,561
Balance, shares at Jun. 30, 2017	1,368,000
Net loss			(9,604)		(1)	(9,605)
Currency translation adjustment				(189)		(189)
Gain on disposition of investment in subsidiary				(398)	652	254
Stock-based expense		1,258				1,258
Stock-based expense, shares	900
Balance at Jun. 30, 2018	$ 14	265,162	(260,068)	244	(73)	5,279
Balance, shares at Jun. 30, 2018	1,377,000
Net loss			(1,234)			(1,234)
Currency translation adjustment				27		27
Stock-based expense		214				214
Stock-based expense, shares	3,000
Balance at Sep. 30, 2018	$ 14	265,376	(261,302)	271	(73)	4,286
Balance, shares at Sep. 30, 2018	1,380,000
Balance at Jun. 30, 2018	$ 14	265,162	(260,068)	244	(73)	5,279
Balance, shares at Jun. 30, 2018	1,377,000
Net loss						(2,826)
Currency translation adjustment
Balance at Dec. 31, 2018	$ 14	265,478	(262,894)	244	(73)	2,769
Balance, shares at Dec. 31, 2018	1,380,000
Balance at Jun. 30, 2018	$ 14	265,162	(260,068)	244	(73)	5,279
Balance, shares at Jun. 30, 2018	1,377,000
Net loss			(10,716)		(4)	(10,720)
Currency translation adjustment
Stock-based expense		371				371
Stock-based expense, shares	18,000
Balance at Jun. 30, 2019	$ 14	265,533	(270,784)	244	(77)	(5,070)
Balance, shares at Jun. 30, 2019	1,395,000
Balance at Sep. 30, 2018	$ 14	265,376	(261,302)	271	(73)	4,286
Balance, shares at Sep. 30, 2018	1,380,000
Net loss			(1,592)			(1,592)
Currency translation adjustment				(27)		(27)
Stock-based expense		102				102
Stock-based expense, shares
Balance at Dec. 31, 2018	$ 14	265,478	(262,894)	244	(73)	2,769
Balance, shares at Dec. 31, 2018	1,380,000
Balance at Jun. 30, 2019	$ 14	265,533	(270,784)	244	(77)	(5,070)
Balance, shares at Jun. 30, 2019	1,395,000
Net loss			(931)			(931)
Stock-based expense		1				1
Stock-based expense, shares
Balance at Sep. 30, 2019	$ 14	265,534	(271,715)	244	(77)	(6,000)
Balance, shares at Sep. 30, 2019	1,395,000
Balance at Jun. 30, 2019	$ 14	265,533	(270,784)	244	(77)	(5,070)
Balance, shares at Jun. 30, 2019	1,395,000
Net loss						(22,278)
Currency translation adjustment
Balance at Dec. 31, 2019	$ 16	267,261	(293,062)	244	(77)	(25,618)
Balance, shares at Dec. 31, 2019	1,577,000
Balance at Sep. 30, 2019	$ 14	265,534	(271,715)	244	(77)	(6,000)
Balance, shares at Sep. 30, 2019	1,395,000
Net loss			(21,347)			(21,347)
Currency translation adjustment
Stock-based expense	$ 1	576				577
Stock-based expense, shares	70,000
Balance at Dec. 31, 2019	$ 16	$ 267,261	$ (293,062)	$ 244	$ (77)	$ (25,618)
Balance, shares at Dec. 31, 2019	1,577,000